3. Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cash flow hedge accounting involving the Company's future exports
4.8.	Cash flow hedge accounting involving the Company’s future exports

The Company determines its future exports as “highly probable future exports” based on its current Strategic Plan. The highly probable future exports are determined by a percentage of projected exports revenue over the mid and long term, taking into account the Company’s operational and capital expenditure optimization model, limited to a threshold based on a historical percentage of the oil production that is usually sold abroad. Future exports forecasts are reviewed whenever the Company reviews its Strategic Plan assumptions. The approach for determining exports as highly probable future exports is reviewed annually, at least.

See note 38.3 for more detailed information about cash flow hedge accounting and a sensitivity analysis of the cash flow hedge involving future exports.

Leases
4.11.	Leases

The Company uses incremental borrowing rates to determine the present value of the lease payments, when the interest rate implicit in the lease cannot be readily determined. These incremental borrowing rates are determined mainly based on the Company’s cost of funding based on yields of bonds issued by the Company, adjusted by currency and duration of cash outflows of the lease arrangements, economic environment of the country where the lessee operates and similar collateral.

Accounting policy for cash and cash equivalents
8.2.	Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

Accounting policy for marketable securities
8.3.1.	Accounting policy for marketable securities

Marketable securities are initially measured at fair value and their subsequent measurement depends on their classification:

·	Amortized cost: when the contractual terms of the security give rise on specified dates to cash flows arising from payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold the security in order to collect contractual cash flows. The interest income is based on the effective interest method.
·	Fair value through other comprehensive income: equity instruments not held for trading purposes for which the Company has made an irrevocable election in their initial recognition to present changes in fair value in other comprehensive income rather than within profit or loss;
·	Fair value through profit or loss: if the marketable security do not meet the criteria for the two aforementioned categories.

Accounting policy for revenues

9.5.	Accounting policy for revenues

The Company evaluates contracts with customers that will be subject to revenue recognition and identifies the distinct goods and services promised in each of them.

Performance obligations are promises to transfer to the customer goods or services (or a bundle of goods or services) that are distinct, or series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

Revenues are measured based on the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, reflecting the Company's pricing methodologies and policies based on market parameters.

When transferring a good, that is, when the customer obtains its control, the company satisfies the performance obligation and recognizes the respective revenue, which usually occurs at a point in time upon delivery.

Accounting policy for operating segments
13.1.	Accounting policy for operating segments

The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) on the decision-making process of resource allocation and performance evaluation.

The measurement of segment results includes transactions carried out with third parties, including associates and joint ventures, as well as transactions between operating segments. Transfers between operating segments are recognized at internal transfer prices derived from methodologies that take into account market parameters and are eliminated only to provide reconciliations to the consolidated financial statements.

The Company's business segments disclosed separately are:

Exploration and Production (E&P): this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries. The E&P segment also operates through partnerships with other companies and includes holding interest in foreign entities operating in this segment.

As an energy Company with a focus on oil and gas, intersegment sales revenue refers mainly to oil transfers to the Refining, Transportation and Marketing segment, aiming to supply the Company's refineries and meet the domestic demand for oil products. These transactions are measured by internal transfer prices based on international oil prices and their respective exchange rate impacts, taking into account the specific characteristics of the transferred oil stream.

In addition, the E&P segment revenues include transfers of natural gas to the natural gas processing plants within Gas and Power segment. These transactions are measured at internal transfer prices based on the international prices of this commodity.

Revenue from sales to third parties mainly reflects services rendered relating to E&P activities, sales of the E&P’s natural gas processing plants, as well as the oil and natural gas operations carried out by subsidiaries abroad.

Refining, Transportation and Marketing (RT&M): this segment covers the refining, logistics, transport and trading of crude oil and oil products activities in Brazil and abroad, as well as exports of ethanol. This segment also includes the petrochemical operations, such as extraction and processing of shale and holding interests in petrochemical companies in Brazil.

This segment carries out the acquisition of crude oil from the E&P segment, imports oil for refinery slate, and acquires oil products in international markets taking advantage of the existing price differentials between the cost of processing domestic oil and that of importing oil products.

Intersegment revenues primarily reflect the sale of oil products for the distribution segment at market prices and the operations for the Gas and Power and E&P segments at internal transfer price.

Revenues from sales to third parties primarily reflect the trading of oil products in Brazil and the export and trade of oil and oil products by foreign subsidiaries.

Gas and Power: this segment covers the activities of logistic and trading of natural gas and electricity, transportation and trading of LNG (liquefied natural gas), generation and electricity by means of thermoelectric power plants, as well as holding interests in transporters and distributors of natural gas in Brazil and abroad. It also includes natural gas processing and fertilizers production.

Intersegment revenues primarily reflect the transfers of natural gas processed, liquefied petroleum gas (LPG) and NGL to RT&M. These transactions are measured at internal transfer prices.

This segment purchases national natural gas from the E&P segment, from partners and third parties, imports natural gas from Bolivia and LNG to meet national demand.

Revenues from sales to third parties primarily reflect natural gas processed to distributors, as well as generation and trading of electricity.

Corporate and other businesses comprise items that cannot be attributed to the other segments, as well as distribution and biofuels businesses. Corporate items comprise those related to corporate financial management, corporate overhead and other expenses, including actuarial expenses related to the pension and medical benefits for retired employees and their dependents. Distribution business reflects the interest in the associate BR Distribuidora (investments and results in equity-accounted investments), as well as the distribution of oil products abroad (South America). From 2018 to July 2019, for comparative purposes, it also includes net income from discontinued operations. Biofuels business reflects production activities of biodiesel, its co-products and ethanol.

Accounting policy for trade receivables
14.4.	Accounting policy for trade receivables

Trade receivables are generally classified at amortized cost, except for certain receivables classified at fair value through profit or loss, whose cash flows are distinct from the receipt of principal and interest, including receivables with final prices linked to changes in commodity price after their transfer of control.

When the Company is the lessor in a finance lease, a receivable is recognized at the amount of the net investment in the lease, consisting of the lease payments receivable and any unguaranteed residual value accruing to the Company, discounted at the interest rate implicit in the lease.

The Company measures expected credit losses for short-term trade receivables using a provision matrix based on historical observed default rates adjusted by current and forward-looking information when applicable and available without undue cost or effort.

The Company measures the allowance for expected credit losses of other trade receivables based on their 12-month expected credit losses unless their credit risk has increased significantly since their initial recognition, in which case the allowance is based on their lifetime expected credit losses.

When determining whether there has been a significant increase in credit risk, the Company compares the risk of default on initial recognition and at the reporting date.

Regardless of the assessment of significant increase in credit risk, a delinquency period of 30 days past due triggers the definition of significant increase in credit risk on a financial asset, unless otherwise demonstrated by reasonable and supportable information.

The Company assumes that the credit risk on the trade receivable has not increased significantly since initial recognition if the receivable is considered to have low credit risk at the reporting date. Low credit risk is determined based on external credit ratings or internal methodologies.

In the absence of controversy or other issues that may result in the suspension of collection, the Company assumes that a default occurs whenever the counterparty does not comply with the legal obligation to pay its debts when due or, depending on the instrument, when it is at least 90 days past due.

The measurement of expected credit loss comprises the difference between all contractual cash flows that are due to the Company and all the cash flows that the Company expects to receive, discounted at the original effective interest rate weighted by the probability of default.

Accounting policy for inventories
15.1.	Accounting policy for inventories

Inventories are determined by the weighted average cost method adjusted to the net realizable value when it is lower than its carrying amount.

Net realizable value is the estimated selling price of inventory in the ordinary course of business, less estimated cost of completion and estimated expenses to complete its sale. Changes in sales prices after the reporting date of the financial statements are considered in the calculation of the net realizable value if they confirm the conditions existing on that reporting date.

Crude oil and LNG inventories can be traded or used for production of oil products.

Intermediate products are those product streams that have been through at least one of the refining processes, but still need further treatment, processing or converting to be available for sale.

Biofuels mainly include ethanol and biodiesel inventories.

Materials, supplies and others mainly comprise production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.

Accounting policy for income taxes
17.7.	Accounting policy for income taxes

Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity. Income tax expense comprises current and deferred taxes based on the rates of 25% for income tax (IRPJ) and 9% for social contribution on net income (CSLL), and the offsetting of the carryforward of credit losses and negative basis of CSLL, limited to 30% of taxable income for the year. Since 2015, income tax expenses on profits arising from subsidiaries abroad are recognized as established by Law No. 12,973 / 2014.

17.7.1.	Current income taxes

Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

17.7.2.	Deferred income taxes

Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

Accounting policy for post-employment defined benefit
19.5.	Accounting policy for post-employment defined benefits

Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled. Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic assumptions, financial assumptions, medical costs estimates, historical data related to benefits paid and employee contributions.

Service cost are accounted for within results and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability (asset) is the change during the period in the net defined benefit liability (asset) that arises from the passage of time. Such interest is accounted for in results.

Remeasurement of the net defined benefit liability (asset) is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).

The Company also contributes amounts to defined contribution plans, that are expensed when incurred and are computed based on a percentage of salaries.

Accounting policy for provisions for legal proceedings, contingent assets and contingent liabilities
20.7.	Accounting policy for provisions for legal proceedings, contingent liabilities and contingent assets

Provisions are recognized when: (i) the company has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) the amount of the obligation can be reliably estimated.

Contingent liabilities are not recognized but are disclosed in explanatory notes when the likelihood of outflows is possible, including those whose amounts cannot be estimated.

The methodology used to estimate the provisions is described in note 4.5.

Contingent assets are not recognized, but are disclosed in explanatory notes when the inflow of economic benefits is considered probable. However, if the inflow of economic benefits is virtually certain, the related asset is not a contingent asset and it is recognized.

Accounting policy for decommissioning costs
21.1.	Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the technical and commercial feasibility of producing oil and gas in a field has been demonstrated. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant judgments (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, in the event that a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also included. Any commitments assumed with future environmental removals and recoveries resulting from the sale of assets are recognized after the closing of the sale operation, in accordance with the contractual terms.

Accounting policy for obligations arising from divestments
22.1.	Accounting policy for obligations arising from divestments

Obligations arising from divestments are recognized at present value, using a risk-free discount rate, adjusted to the Company's credit risk, as the best estimate of disbursement required to settle the present obligation at the reporting date and may be subject to changes as activity execution schedules are updated and detailed by acquirers.

Property, plant and equipment Accounting policy for Property, plant and equipment
25.3.	Accounting policy for Property, plant and equipment

Property, plant and equipment are measured at the cost to acquire or construct, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.

A condition for continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment. These are depreciated over the useful life of the item of property, plant and equipment to which they relate.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets. General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction. Loans, directly attributable to the construction of qualifying assets are excluded from this calculation until the completion of all activities necessary to set the asset in conditions for use or sale intended by management. In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.

Assets directly associated to oil and gas production of a contract area without useful life lower than the estimated length of reserves depletion, such as signature bonuses, are depreciated or amortized based on the unit-of-production method.

The unit-of-production method of depreciation (amortization) is computed based on a unit of production basis (monthly production) over the proved developed oil and gas reserves, except for signature bonuses for which unit of production method takes into account the monthly production over the total proved oil and gas reserves on a field-by-field basis.

Assets related to oil and gas production with useful lives shorter than the life of the field; floating platforms and other assets unrelated to oil and gas production are depreciated on a straight-line basis over their useful lives, which are reviewed annually. Note 25.2 provides further information on the estimated useful life by class of assets. Lands are not depreciated.

Right-of-use assets are presented as property, plant and equipment and, according to the useful lives of their respective underlying assets and the characteristics of lease agreements (term, asset transfer or exercise of call option), are depreciated using the straight-line method based on contractual terms.

Accounting policy for intangible assets
26.2.	Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses and comprise rights and concessions, including the signature bonus paid for concessions and production sharing agreements for exploration and production of oil and natural gas (capitalized acquisition costs), public service concessions, trademarks, patents, software and goodwill.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus corresponds to the right to explore, drill and produce oil and gas fields is reclassified to property, plant and equipment at their full value. While they are in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

However, if exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.

Accounting policy for impairment of property, plant and equipment and intangible assets

27.1.5.  Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets with definitive lives are tested for impairment when there is an indication that the carrying amount may not be recoverable. Assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.3 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or group of fields) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

Assets classified as held for sale
27.2.	Assets classified as held for sale

In 2020, the Company recognized reversals in the amount of US$ 17 arising from the fair value of assets, net of disposal expenses, with the most significant relating to: the sale of Recôncavo group of fields (14 concessions located onshore and in shallow waters) in the amount of US$ 35; the sale of Rio Ventura group of fields (8 concessions located onshore) in the amount of US$ 18; the sale of Fazenda Belém group of fields, in the amount of US$ 14; partially offset by a US$ 62 impairment loss relating to Cartola and Ataulfo Alves vessels.

In 2019, as a result of the sale of several assets of the E&P segment, the Company recognized reversals in the amount of US$ 558, considering the net fair value of disposal expenses, mainly: US$ 494 relating to Pampo and Enchova Project (10 concessions located in shallow waters); US$ 84 relating to Bispo project (in Frade field); US$ 67 relating to Mangalarga project (in Maromba field), partially offset by a US$ 89 impairment loss recognized on the sale of Petrobras Oil & Gas B.V. (PO& GBV).

In 2018, following the Company’s Board of Director approvals for the disposal of certain assets, impairment reversals were accounted for amounting to US$ 115 for assets held for sale, including the effects arising from the sale of onshore producing fields located in Potiguar basin.

The accounting policy for assets and liabilities held for sale is set out in note 32.

Accounting policy for impairment of associates and joint ventures

27.3.1.  Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

Accounting policy for exploration and evaluation of oil and gas reserves
28.1.	Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

• Geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility can be demonstrated are expensed.

• Amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility can be demonstrated. More information on intangible assets accounting policy, see note 27.

• Costs directly attributable to exploratory wells, including their equipment and installations, pending determination of proved reserves are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the economic and operating viability of the project is under way (for more information see note 28.2). An internal commission of technical executives of the Company reviews these conditions monthly for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations. For additional information on proved reserves estimates, see note 4.1.

• Costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission.

• Costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas are capitalized within property, plant and equipment.

Accounting policy for joint operations
30.1.	Accounting policy for joint operations

The E&P partnerships are classified as joint operations, where the Company recognizes according to its interests: i) its assets, including its stake in any assets held jointly ii) its liabilities , including its stake in any liabilities assumed jointly; iii) its sales revenues corresponding to the proportion of its participation in the production resulting from the joint operation; iv) its portion on sales revenues realized directly by the joint operation; and v) its expenses, including the portion of any expenses incurred together.

Assets, liabilities, revenues and expenses relating to the participation in a joint operation are accounted for in accordance with the specific accounting policies applicable to assets, liabilities, revenues and expenses.

Accounting policy for unitization agreements
30.3.	Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.

Investments in other companies

Investments in other companies

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.

A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.

In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Some of the Company's activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.

Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees.

Investments structured through a separate vehicle are set up so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity. At December 31, 2020, Petrobras controls and consolidates the following structured entities: CDC (U.S.A., E&P); CDMPI (Brazil, RT&M) and FIDC (Brazil, Corporate, others).

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Business combinations and goodwill

Business combination and Goodwill

A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.

Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.

Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed of is recognized in shareholders’ equity as changes in interest in subsidiaries.

Accounting policy for assets and liabilities held for sale
32.5.	Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less costs to sell. Assets and liabilities are presented separately in the statement of financial position.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation, thus its net income, operating, investing and financing cash flows are presented in separate line items until the date of the closing of the operation.

Financial Instruments
34.6.	Accounting policy

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method. When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.

Accounting policy for lease liabilities
35.1.	Accounting policy

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 38.3).

In the E&P segment, some activities are conducted by joint operations where the company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. In addition, underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments may be used in a joint operation. In such cases, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.

Accounting policy on share capital
36.1.1.	Accounting policy on share capital

Share capital comprises common shares and preferred shares. Incremental costs directly attributable to the issue of new shares (share issuance costs) are presented (net of tax) in shareholders’ equity as a deduction from the proceeds.

Accounting policy on tax incentives reserve
36.4.4.	Accounting policy on tax incentives reserve

A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.

Accounting policy on distributions to shareholders
36.5.1.	Accounting policy on distributions to shareholders

Distributions to shareholders are made by means of dividends and interest on capital, determined in accordance with the limits defined in the Brazilian Corporation Law and in the Company’s bylaws. Interest on capital is a deductible expense in the income tax calculation, while is dividend is not deductible.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability in the financial statements. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.